BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022 segment service
Trading Activity, Gains and Losses, Net [Line Items]
Number of reportable segments | segment	3
Number of services | service	3
Deferred drydocking expenditure
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking	5 years